UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ____________________

Date of Report (Date of earliest event reported)
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	[ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	[ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	[ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	0001013454

MAD 2015-11MD Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:	Not applicable

Helaine M. Kaplan, (212) 250-5270
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See attached Report of Independent Accountants on Applying Agreed-Upon Procedures, dated August 28, 2015, which was obtained by the addressees thereof, attached as Exhibit 99.1 to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

 Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

Date: September 2, 2015

/s/ Natalie Grainger

By: Natalie Grainger, Director
(senior officer in charge of securitization of the depositor)

 /s/ Andrew Mullin

By: Andrew Mullin, Director
(senior officer in charge of securitization of the depositor)

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated August 28, 2015